RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Large Cap Alpha VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Low Duration Bond VIP Series

RS High Yield VIP Series

RS S&P 500 Index VIP Series

Supplement to each Series’ Prospectus, dated May 1, 2015

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

On January 19, 2016, the Board of Trustees of RS Variable Products Trust approved the reorganization of each of the RS Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that, except as noted below, each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) and that the investment objective, principal investment strategies and principal risks of each Acquiring Fund will be substantially identical to those of the corresponding RS Fund.

RS Investments and Victory Capital are proposing that RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The Acquiring Funds’ investment strategies will be substantially similar to those of the RS Funds.

In addition, RS Investments and Victory Capital are proposing that RS S&P 500 Index VIP Series reorganize into a corresponding Acquiring Fund managed by Compass EMP, another existing Victory Capital investment franchise. The Acquiring Fund’s investment strategy will be substantially similar to that of the RS Fund.

The Reorganizations are subject to approval by shareholders of the RS Funds. Additional information regarding the Reorganizations, including the Acquiring Fund changes discussed above, is included in the prospectus/proxy statement, which will be provided to RS Fund shareholders as of the record date disclosed in the prospectus/proxy statement.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. For important information regarding the RS Funds or the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to the Reorganizations, once it is available, please call the RS Funds’ toll-free telephone number: 800.766.3863. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the Reorganizations.

February 4, 2016

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Large Cap Alpha VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Low Duration Bond VIP Series

RS High Yield VIP Series

RS S&P 500 Index VIP Series

Supplement to each Series’ Summary Prospectus, dated May 1, 2015

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2015, as supplemented February 4, 2016, the Series’ SAI, dated May 1, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

On January 19, 2016, the Board of Trustees of RS Variable Products Trust approved the reorganization of each of the RS Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that, except as noted below, each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) and that the investment objective, principal investment strategies and principal risks of each Acquiring Fund will be substantially identical to those of the corresponding RS Fund.

RS Investments and Victory Capital are proposing that RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The Acquiring Funds’ investment strategies will be substantially similar to those of the RS Funds.

In addition, RS Investments and Victory Capital are proposing that RS S&P 500 Index VIP Series reorganize into a corresponding Acquiring Fund managed by Compass EMP, another existing Victory Capital investment franchise. The Acquiring Fund’s investment strategy will be substantially similar to that of the RS Fund.

RS Variable Products Trust

The Reorganizations are subject to approval by shareholders of the RS Funds. Additional information regarding the Reorganizations, including the Acquiring Fund changes discussed above, is included in the prospectus/proxy statement, which will be provided to RS Fund shareholders as of the record date disclosed in the prospectus/proxy statement.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. For important information regarding the RS Funds or the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to the Reorganizations, once it is available, please call the RS Funds’ toll-free telephone number: 800.766.3863. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the Reorganizations.

February 4, 2016